VALUATION PROVISIONS OF INVENTORIES - Schedule of Gross Inventories (Details) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023
Schedule of Inventory Disclosure [Line Items]
Net inventories	$ 1,338.5	$ 1,099.6
Gross inventories
Schedule of Inventory Disclosure [Line Items]
Net inventories	1,376.2	1,129.0
Net realizable value valuation provision
Schedule of Inventory Disclosure [Line Items]
Net inventories	$ (37.7)	$ (29.4)